UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-Q relates solely to the Registrant’s: Prudential QMA Emerging Markets Equity Fund and Prudential QMA International Developed Markets Index Fund.)

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2017

Date of reporting period:	1/31/2017

Item 1. Schedule of Investments

Prudential QMA Emerging Markets Equity Fund

Schedule of Investments

as of January 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 92.0%
Brazil — 5.8%
Ambev SA	23,400	$127,727
BRF SA	3,000	42,328
CETIP SA - Mercados Organizados	10,200	152,299
Cielo SA	1,900	15,973
Cosan SA Industria e Comercio	8,000	102,237
EDP - Energias do Brasil SA	1,500	6,688
Engie Brasil Energia SA	800	9,089
Fibria Celulose SA	1,200	11,185
Hypermarcas SA	17,200	152,563
JBS SA	19,700	74,396
Klabin SA, UTS	2,700	13,915
Localiza Rent a Car SA	800	9,355
M Dias Branco SA	200	7,865
Petroleo Brasileiro SA*	9,300	47,782
Qualicorp SA	23,300	152,395
Sul America SA, UTS	21,500	126,840
TIM Participacoes SA	52,500	149,115
Vale SA	3,100	31,658

		1,233,410

Chile — 1.2%
AES Gener SA	350,574	120,203
Cencosud SA	47,965	139,397

		259,600

China — 26.7%
Agricultural Bank of China Ltd.(Class H Stock)	122,000	50,962
Alibaba Group Holding Ltd., ADR*(a)	5,500	557,205
ANTA Sports Products Ltd.	5,000	15,914
Baidu, Inc., ADR*	600	105,042
Bank of China Ltd.(Class H Stock)	397,000	179,808
Bank of Communications Co. Ltd.(Class H Stock)	44,000	32,364
China Cinda Asset Management Co. Ltd.(Class H Stock)	44,000	15,243
China CITIC Bank Corp. Ltd.(Class H Stock)	223,000	146,669
China Communications Services Corp. Ltd.(Class H Stock)	222,000	150,909
China Construction Bank Corp.(Class H Stock)	577,000	427,781
China Everbright Bank Co. Ltd.(Class H Stock)	266,000	128,037
China Everbright Ltd.	34,000	64,914
China Medical System Holdings Ltd.	6,000	9,777
China Merchants Bank Co. Ltd.(Class H Stock)	19,500	48,835
China Minsheng Banking Corp. Ltd.(Class H Stock)	29,500	32,465
China Mobile Ltd.	19,000	213,800
China Power International Development Ltd.	17,000	6,126
China Railway Group Ltd.(Class H Stock)	160,000	140,050
China Resources Power Holdings Co. Ltd.	10,000	17,175
China State Construction International Holdings Ltd.	10,000	16,250
China Telecom Corp. Ltd.(Class H Stock)	322,000	152,029
China Vanke Co. Ltd.(Class H Stock)	54,700	138,761
CITIC Ltd.	22,000	32,615
CSPC Pharmaceutical Group Ltd.	20,000	22,509
Fosun International Ltd.	12,500	18,972
Geely Automobile Holdings Ltd.	140,000	165,469
GF Securities Co. Ltd.(Class H Stock)	6,800	14,538
Guangzhou Automobile Group Co. Ltd.(Class H Stock)	96,000	130,926
Guangzhou R&F Properties Co. Ltd.(Class H Stock)	79,600	102,094
Haitian International Holdings Ltd.	51,000	103,746
Hengan International Group Co. Ltd.	11,000	90,060

Huaneng Power International, Inc.(Class H Stock)	22,000	14,271
Huatai Securities Co. Ltd.(Class H Stock)	7,200	13,886
Industrial & Commercial Bank of China Ltd.(Class H Stock)	482,000	294,688
JD.com, Inc., ADR*	7,800	221,520
Jiangsu Expressway Co. Ltd.(Class H Stock)	6,000	7,514
Kingsoft Corp. Ltd.	4,000	8,374
Longfor Properties Co. Ltd.	7,500	10,798
New Oriental Education & Technology Group, Inc., ADR*	700	33,285
PICC Property & Casualty Co. Ltd.(Class H Stock)	24,000	36,280
Ping An Insurance Group Co. of China Ltd.(Class H Stock)	49,000	251,359
Shanghai Pharmaceuticals Holding Co. Ltd.(Class H Stock)	35,400	90,155
SINA Corp.*	300	20,916
Sinopec Shanghai Petrochemical Co. Ltd.(Class H Stock)	242,000	149,850
Sinopharm Group Co. Ltd.(Class H Stock)	6,000	27,420
Sinotrans Ltd.	10,000	4,170
Tencent Holdings Ltd.	23,300	609,187
TravelSky Technology Ltd.(Class H Stock)	50,000	112,310
Weibo Corp.*(a)	2,900	139,838
Weichai Power Co. Ltd.(Class H Stock)	5,000	8,860
YY, Inc., ADR*(a)	3,200	131,456
Zhejiang Expressway Co. Ltd.(Class H Stock)	128,000	128,568

		5,645,750

Czech Republic
Moneta Money Bank A/S*	2,017	6,669

Greece — 0.6%
JUMBO SA	8,936	125,478
OPAP SA	1,160	10,272

		135,750

Hong Kong — 0.2%
Haier Electronics Group Co. Ltd.	6,000	10,554
Nine Dragons Paper Holdings Ltd.	8,000	9,208
Sun Art Retail Group Ltd.	12,500	12,583

		32,345

Hungary — 1.2%
MOL Hungarian Oil & Gas PLC	2,093	147,496
OTP Bank PLC	876	26,937
Richter Gedeon Nyrt	3,786	81,540

		255,973

India — 5.9%
Infosys Ltd., ADR(a)	17,100	235,467
Larsen & Toubro Ltd., GDR, RegS	7,623	163,513
Mahindra & Mahindra Ltd., GDR	5,630	104,155
Reliance Industries Ltd., GDR	7,400	229,400
Tata Motors Ltd., ADR	5,200	202,592
Tata Steel Ltd.	20,339	139,322
Vedanta Ltd., ADR	10,600	156,880
Wipro Ltd., ADR(a)	2,200	20,306

		1,251,635

Indonesia — 2.4%
Adaro Energy Tbk PT	1,014,700	128,967
Astra International Tbk PT	176,200	105,043
Bank Central Asia Tbk PT	61,100	70,030
Bank Rakyat Indonesia Persero Tbk PT	55,000	48,295
Gudang Garam Tbk PT	27,800	128,546

Indofood CBP Sukses Makmur Tbk PT	11,700	7,362
Indofood Sukses Makmur Tbk PT	22,500	13,354

		501,597

Malaysia — 1.5%
Alliance Financial Group Bhd	5,000	4,245
Astro Malaysia Holdings Bhd	7,600	4,667
Genting Bhd	75,600	140,032
Genting Malaysia Bhd	8,600	9,781
HAP Seng Consolidated Bhd	2,900	5,695
IOI Properties Group Bhd	8,000	3,865
Kuala Lumpur Kepong Bhd	2,200	11,971
Malaysia Airports Holdings Bhd	3,800	5,308
Petronas Chemicals Group Bhd	12,200	19,620
Public Bank Bhd	13,400	60,803
Tenaga Nasional Bhd	17,200	51,989

		317,976

Mexico — 2.3%
Arca Continental SAB de CV	2,100	11,292
Coca-Cola Femsa SAB de CV(Class L Stock)	12,700	78,684
Fibra Uno Administracion SA de CV, REIT	13,000	18,627
Grupo Aeroportuario del Pacifico SAB de CV(Class B Stock)	16,700	129,445
Grupo Financiero Banorte SAB de CV(Class O Stock)	13,000	62,308
Grupo Mexico SAB de CV(Class B Stock)	18,400	55,358
Grupo Televisa SAB, UTS	12,200	54,508
Kimberly-Clark de Mexico SAB de CV(Class A Stock)	7,500	13,498
Promotora y Operadora de Infraestructura SAB de CV*	7,615	66,570

		490,290

Peru — 0.2%
Credicorp Ltd.	300	49,104

Philippines — 0.3%
Alliance Global Group, Inc.	14,800	3,732
DMCI Holdings, Inc.	19,500	5,066
JG Summit Holdings, Inc.	14,100	21,053
Metro Pacific Investments Corp.	67,900	9,311
SM Investments Corp.	1,250	17,338

		56,500

Poland — 0.3%
Bank Zachodni WBK SA	179	15,425
Cyfrowy Polsat SA*	938	5,677
LPP SA	6	7,646
Polski Koncern Naftowy ORLEN SA	1,641	33,302

		62,050

Russia — 4.1%
Alrosa PJSC	24,300	42,688
Gazprom PJSC	65,870	163,891
Inter RAO UES PJSC	332,000	22,475
Lukoil PJSC	2,489	139,601
Magnit PJSC, GDR, RegS	1,064	38,942
MMC Norilsk Nickel PJSC	156	24,970
Mobile TeleSystems PJSC, ADR	1,800	18,846
Novatek PJSC, GDR, RegS	397	50,260
Phosagro Pjsc	489	7,506
Rosneft Oil Co. PJSC	8,850	58,900
Rostelecom PJSC	9,990	13,855

Sberbank of Russia PJSC, ADR	15,153	176,684
Severstal Oao	2,350	37,109
Sistema PJSC FC, GDR, RegS	2,947	28,203
Surgutneftegas OJSC, ADR	2,756	14,758
Tatneft PJSC	3,820	25,827

		864,515

South Africa — 5.7%
Barclays Africa Group Ltd.	2,081	24,509
Hyprop Investments Ltd., REIT	3,327	29,595
Investec Ltd.	1,236	8,736
Liberty Holdings Ltd.	564	4,619
Life Healthcare Group Holdings Ltd.	4,689	11,680
Mondi Ltd.	3,504	77,241
Naspers Ltd.(Class N Stock)	1,470	234,189
Nedbank Group Ltd.	945	16,300
Pioneer Foods Group Ltd.	625	7,731
RMB Holdings Ltd.	3,418	16,491
Sappi Ltd.	20,818	133,856
Shoprite Holdings Ltd.	11,653	154,679
SPAR Group Ltd. (The)	9,374	132,224
Standard Bank Group Ltd.	6,350	67,905
Steinhoff International Holdings NV	14,699	70,877
Telkom SA SOC Ltd.	23,609	129,384
Tiger Brands Ltd.	2,514	75,881
Vodacom Group Ltd.	1,799	20,161

		1,216,058

South Korea — 15.5%
Cheil Worldwide, Inc.	341	5,442
Dongbu Insurance Co. Ltd.*	251	12,789
Hana Financial Group, Inc.	5,885	174,495
Hankook Tire Co. Ltd.*	2,355	114,922
Hanssem Co. Ltd.	308	55,325
Hanwha Chemical Corp.*	4,792	107,646
Hanwha Corp.*	226	6,858
Hyundai Development Co.-Engineering & Construction*	2,002	75,329
Hyundai Marine & Fire Insurance Co. Ltd.*	313	8,112
Hyundai Steel Co.	2,750	137,908
Industrial Bank of Korea*	3,254	35,545
KB Financial Group, Inc.*	3,708	150,045
Kia Motors Corp.	1,319	41,341
Korea Electric Power Corp.*	4,172	152,791
KT Corp.*	40	1,012
KT&G Corp.	1,542	133,574
LG Display Co. Ltd.	1,165	30,735
LG Uplus Corp.*	13,661	134,184
Lotte Chemical Corp.*	503	163,001
Lotte Shopping Co. Ltd.*	56	10,897
POSCO	216	50,485
Samsung Electronics Co. Ltd.	646	1,098,702
Shinhan Financial Group Co. Ltd.*	2,145	84,775
SK Holdings Co. Ltd.*	236	43,972
SK Hynix, Inc.	6,158	284,401
SK Telecom Co. Ltd.	722	138,412
Woori Bank*	1,534	17,317

		3,270,015

Taiwan — 12.8%
AU Optronics Corp.	43,000	17,805

Cathay Financial Holding Co. Ltd.	77,000	117,262
Chang Hwa Commercial Bank Ltd.	24,000	13,327
China Life Insurance Co. Ltd.	76,000	74,380
China Steel Corp.	58,000	46,961
CTBC Financial Holding Co. Ltd.	140,000	79,746
Far Eastern New Century Corp.	16,000	13,335
Far EasTone Telecommunications Co. Ltd.	8,000	19,008
First Financial Holding Co. Ltd.	270,000	150,673
Formosa Chemicals & Fibre Corp.	16,000	49,599
Formosa Petrochemical Corp.	41,000	140,055
Foxconn Technology Co. Ltd.	50,000	141,118
Fubon Financial Holding Co. Ltd.	109,000	177,152
Highwealth Construction Corp.	87,000	129,387
Hon Hai Precision Industry Co. Ltd.	104,000	278,905
Hotai Motor Co. Ltd.	1,000	11,492
Largan Precision Co. Ltd.	1,000	143,036
Lite-On Technology Corp.	86,000	129,898
Mega Financial Holding Co. Ltd.	53,000	39,511
Micro-Star International Co. Ltd.	3,000	7,278
Nien Made Enterprise Co. Ltd.	1,000	9,388
Pegatron Corp.	3,000	7,224
Phison Electronics Corp.	1,000	7,916
Pou Chen Corp.	11,000	13,937
Powertech Technology, Inc.	3,000	8,223
Taishin Financial Holding Co. Ltd.	42,000	15,860
Taiwan Semiconductor Manufacturing Co. Ltd.	143,000	852,117
United Microelectronics Corp.	61,000	22,151

		2,716,744

Thailand — 2.7%
Bumrungrad Hospital PCL	1,700	8,642
Charoen Pokphand Foods PCL	157,600	127,566
Glow Energy PCL	55,200	122,284
Indorama Ventures PCL	7,200	7,157
IRPC PCL	48,500	7,163
Kasikornbank PCL	8,900	47,432
PTT Exploration & Production PCL	6,700	18,648
PTT PCL	17,200	197,353
Siam Cement PCL (The)	2,000	28,640
Thai Oil PCL	4,200	8,559

		573,444

Turkey — 2.2%
Arcelik A/S	22,227	134,817
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	9,307	7,580
Eregli Demir ve Celik Fabrikalari TAS	6,774	10,438
Haci Omer Sabanci Holding A/S	50,100	132,656
KOC Holding A/S	21,106	85,022
Turkiye Is Bankasi(Class C Stock)	55,000	86,937

		457,450

United Arab Emirates — 0.4%
DP World Ltd.	828	15,649
Dubai Islamic Bank PJSC	6,089	9,861
Emaar Properties PJSC	17,288	34,937
First Gulf Bank PJSC	4,451	15,675
National Bank of Abu Dhabi PJSC	3,398	9,613

		85,735

TOTAL COMMON STOCKS (cost $18,550,388)		19,482,610

EXCHANGE TRADED FUNDS — 3.8%
India — 1.1%
iShares MSCI India ETF	8,400	238,224

United States — 2.7%
iShares MSCI Emerging Markets ETF(a)	15,000	560,100

TOTAL EXCHANGE TRADED FUNDS (cost $756,662)		798,324

PREFERRED STOCKS — 3.6%
Brazil — 2.9%
Banco Bradesco SA(PRFC)	27,100	281,226
Braskem SA(PRFC)	800	8,261
Cia Paranaense de Energia(PRFC)	500	5,102
Itau Unibanco Holding SA(PRFC)	27,100	320,270

		614,859

Chile
Embotelladora Andina SA(PRFC)	1,305	4,714

Colombia — 0.7%
Grupo Aval Acciones y Valores SA(PRFC)	338,424	140,010

Russia
Transneft PJSC(PRFC)	2	6,798

TOTAL PREFERRED STOCKS (cost $655,961)		766,381

	Units
RIGHTS*
South Korea
Korean Air Lines, expiring 03/07/17 (cost $—)	43	208

TOTAL LONG-TERM INVESTMENTS (cost $19,963,011)		21,047,523

SHORT-TERM INVESTMENTS — 9.3%

	Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	317,641	317,641
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $1,647,281; includes $1,646,885 of cash collateral for securities on loan)(b)(c)	1,646,952	1,647,281

TOTAL SHORT-TERM INVESTMENTS (cost $1,964,922)		1,964,922

TOTAL INVESTMENTS — 108.7% (cost $21,927,933)(d)	23,012,445
Liabilities in excess of other assets — (8.7)%	(1,837,772)

NET ASSETS — 100.0%	$21,174,673

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT	Real Estate Investment Trust
UTS	Unit Trust Security

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,619,277; cash collateral of $1,646,885 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$21,927,933

Appreciation	1,286,578
Depreciation	(202,066)

Net Unrealized Appreciation	$1,084,512

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$1,233,410	$—	$—
Chile	259,600	—	—
China	1,209,262	4,436,488	—
Czech Republic	—	6,669	—
Greece	—	135,750	—
Hong Kong	—	32,345	—
Hungary	—	255,973	—
India	1,251,635	—	—
Indonesia	—	501,597	—
Malaysia	—	317,976	—
Mexico	490,290	—	—

Peru	49,104	—	—
Philippines	—	56,500	—
Poland	—	62,050	—
Russia	335,199	529,316	—
South Africa	—	1,216,058	—
South Korea	—	3,270,015	—
Taiwan	—	2,716,744	—
Thailand	497,372	76,072	—
Turkey	—	457,450	—
United Arab Emirates	15,649	70,086	—
Exchange Traded Funds
India	238,224	—	—
United States	560,100	—	—
Preferred Stocks
Brazil	614,859	—	—
Chile	4,714	—	—
Colombia	140,010	—	—
Russia	—	6,798	—
Rights
South Korea	—	208	—
Affiliated Mutual Funds	1,964,922	—	—

Total	$8,864,350	$14,148,095	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Banks	17.0%
Affiliated Mutual Funds (including 7.8% of collateral for securities on loan)	9.3
Internet Software & Services	7.4
Oil, Gas & Consumable Fuels	7.3
Technology Hardware, Storage & Peripherals	6.5
Semiconductors & Semiconductor Equipment	5.4
Exchange Traded Fund	3.8
Automobiles	3.5
Metals & Mining	3.5
Insurance	3.0
Wireless Telecommunication Services	2.8
Diversified Telecommunication Services	2.7
Chemicals	2.4
Electronic Equipment, Instruments & Components	2.3
Food & Staples Retailing	2.2
Real Estate Management & Development	2.1
Construction & Engineering	2.0
Food Products	1.9
IT Services	1.8
Transportation Infrastructure	1.6
Diversified Financial Services	1.6
Health Care Providers & Services	1.4
Independent Power & Renewable Electricity Producers	1.4
Household Durables	1.4
Capital Markets	1.4
Media	1.3
Pharmaceuticals	1.2

Tobacco	1.2
Industrial Conglomerates	1.2
Paper & Forest Products	1.1
Beverages	1.1
Electric Utilities	1.0
Internet & Direct Marketing Retail	1.0
Hotels, Restaurants & Leisure	0.8
Specialty Retail	0.7
Auto Components	0.5
Machinery	0.5
Personal Products	0.4
Equity Real Estate Investment Trusts (REITs)	0.2
Textiles, Apparel & Luxury Goods	0.2
Diversified Consumer Services	0.2
Construction Materials	0.1
Containers & Packaging	0.1
Household Products	0.1
Multiline Retail	0.1

108.7
Liabilities in excess of other assets	(8.7)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of January 31, 2017 categorized by risk exposure:

Derivative Fair Value at 01/31/17
Equity contracts	$208

Prudential QMA International Developed Markets Index Fund

Schedule of Investments

as of January 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS — 95.9%
Australia — 7.0%
Adelaide Brighton Ltd.	507	$1,970
AGL Energy Ltd.	794	13,615
Alumina Ltd.	2,781	4,098
Amcor Ltd.	1,362	14,783
AMP Ltd.	3,447	13,083
Ansell Ltd.	178	3,208
APA Group	1,311	8,375
Aristocrat Leisure Ltd.	744	8,628
ASX Ltd.	226	8,554
Aurizon Holdings Ltd.	2,371	9,008
AusNet Services	2,065	2,477
Australia & New Zealand Banking Group Ltd.	3,451	76,675
Bank of Queensland Ltd.	442	4,016
Bendigo & Adelaide Bank Ltd.	534	5,086
BHP Billiton Ltd.	3,810	77,298
BHP Billiton PLC	2,485	45,321
Boral Ltd.	1,113	4,919
Brambles Ltd.	1,857	14,676
Caltex Australia Ltd.	318	6,901
Challenger Ltd.	654	5,472
CIMIC Group Ltd.	119	3,097
Coca-Cola Amatil Ltd.	636	4,703
Cochlear Ltd.	66	6,270
Commonwealth Bank of Australia	1,998	123,796
Computershare Ltd.	562	5,496
Crown Resorts Ltd.	446	3,858
CSL Ltd.	551	46,973
Dexus Property Group, REIT	1,142	7,780
Domino’s Pizza Enterprises Ltd.	69	3,113
DUET Group	2,731	5,804
Flight Centre Travel Group Ltd.	63	1,432
Fortescue Metals Group Ltd.	1,889	9,559
Goodman Group, REIT	2,062	10,828
GPT Group (The), REIT	2,111	7,497
Harvey Norman Holdings Ltd.	671	2,545
Healthscope Ltd.	1,254	2,082
Iluka Resources Ltd.	493	2,829
Incitec Pivot Ltd.	1,971	5,760
Insurance Australia Group Ltd.	2,860	12,517
LendLease Group	614	6,566
Link Administration Holdings Ltd.	188	1,094
Macquarie Group Ltd.	362	23,246
Magellan Financial Group Ltd.	135	2,408
Medibank Pvt Ltd.	3,240	6,640
Mirvac Group, REIT	4,354	6,707
National Australia Bank Ltd.	3,107	71,449
Newcrest Mining Ltd.	897	14,710
Orica Ltd.	437	6,221
Origin Energy Ltd.	2,051	10,998
Platinum Asset Management Ltd.	283	1,072
Qantas Airways Ltd.	1,189	3,073
QBE Insurance Group Ltd.	1,611	15,284
Ramsay Health Care Ltd.	152	7,704
REA Group Ltd.	59	2,355
Reece Ltd.	37	1,251
Santos Ltd.	1,832	5,573
Scentre Group, REIT	6,013	20,065
SEEK Ltd.	377	4,132

Sonic Healthcare Ltd.	459	7,239
South32 Ltd.	6,260	13,102
Star Entertainment Grp Ltd. (The)	902	3,268
Stockland, REIT	2,778	9,167
Suncorp Group Ltd.	1,513	14,959
Sydney Airport	1,264	5,609
Tabcorp Holdings Ltd.	976	3,508
Tatts Group Ltd.	1,691	5,567
Telstra Corp. Ltd.	5,069	19,232
TPG Telecom Ltd.	388	1,906
Transurban Group	2,377	18,393
Treasury Wine Estates Ltd.	868	7,657
Vicinity Centres, REIT	3,865	8,386
Vocus Group Ltd.	647	1,984
Washington H Soul Pattinson & Co. Ltd.	123	1,456
Wesfarmers Ltd.	1,316	40,203
Westfield Corp., REIT	2,273	15,153
Westpac Banking Corp.	3,908	94,079
Woodside Petroleum Ltd.	843	20,212
Woolworths Ltd.	1,490	27,807

		1,123,537

Austria — 0.3%
ams AG	81	2,790
ANDRITZ AG	82	4,432
Erste Group Bank AG*	338	10,303
EVN AG	51	624
IMMOFINANZ AG*	999	1,835
Mayr Melnhof Karton AG	10	1,128
Oesterreichische Post AG*	37	1,338
OMV AG	169	5,915
Raiffeisen Bank International AG*	135	3,007
Strabag SE	18	659
Telekom Austria AG	107	659
UNIQA Insurance Group AG	137	1,132
Verbund AG	38	613
Vienna Insurance Group AG Wiener Versicherung Gruppe	45	1,097
voestalpine AG	133	5,640

		41,172

Belgium — 1.2%
Ackermans & van Haaren NV	26	3,546
Ageas	243	10,405
Anheuser-Busch InBev SA/NV	938	97,945
Bekaert SA	40	1,736
bpost SA	114	2,758
Cie d’Entreprises CFE	8	884
Colruyt SA	79	3,866
D’ieteren SA/NV	27	1,220
Elia System Operator SA/NV	38	1,896
Financiere de Tubize SA	23	1,549
Galapagos NV*	44	2,867
Groupe Bruxelles Lambert SA	91	7,755
KBC Ancora*	40	1,763
KBC Group NV	324	21,043
Proximus SADP	175	5,026
Sofina SA	17	2,309
Solvay SA	83	9,732
Telenet Group Holding NV*	58	3,112
UCB SA	143	9,877

Umicore SA	100	5,601

		194,890

Chile
Antofagasta PLC	417	4,406

China — 0.2%
AAC Technologies Holdings, Inc.	1,000	10,270
China Mengniu Dairy Co. Ltd.	3,000	5,600
FIH Mobile Ltd.	3,000	964
Guotai Junan International Holdings Ltd.	3,000	983
Semiconductor Manufacturing International Corp.*	6,500	8,913
Shui On Land Ltd.	4,000	843
Tingyi Cayman Islands Holding Corp.	2,000	2,273
Uni-President China Holdings Ltd.	1,000	764
Want Want China Holdings Ltd.	8,000	5,708
Xinyi Solar Holdings Ltd.*	4,000	1,383
Yangzijiang Shipbuilding Holdings Ltd.	2,900	1,658

		39,359

Denmark — 1.7%
AP Moller - Maersk A/S(Class A Stock)	5	8,005
AP Moller - Maersk A/S(Class B Stock)	5	8,381
Carlsberg A/S(Class B Stock)	124	11,218
Chr Hansen Holding A/S	103	6,288
Coloplast A/S(Class B Stock)	159	11,401
Danske Bank A/S	896	29,886
Dfds A/S	38	1,859
DONG Energy A/S*	101	3,830
DSV A/S	216	10,504
FLSmidth & Co. A/S	60	2,792
Genmab A/S*	64	12,394
GN Store Nord A/S	175	3,909
H Lundbeck A/S*	69	2,963
ISS A/S	217	7,727
Jyske Bank A/S	82	4,225
Nets A/S*	60	1,059
Novo Nordisk A/S(Class B Stock)	2,171	78,459
Novozymes A/S(Class B Stock)	264	10,291
Pandora A/S	132	17,298
Rockwool International A/S(Class A Stock)	10	1,722
Rockwool International A/S(Class B Stock)	6	1,070
TDC A/S*	926	4,879
Topdanmark A/S*	66	1,737
Tryg A/S	124	2,373
Vestas Wind Systems A/S	258	18,093
William Demant Holding A/S*	131	2,453

		264,816

Finland — 1.0%
Amer Sports OYJ	135	3,577
Cargotec OYJ(Class B Stock)	46	2,206
Elisa OYJ	155	5,223
Fortum OYJ	524	8,360
Huhtamaki OYJ	108	3,965
Kesko OYJ(Class A Stock)	29	1,347
Kesko OYJ(Class B Stock)	77	3,896
Kone OYJ(Class B Stock)	447	20,209
Metso OYJ	126	3,874
Neste OYJ	151	5,254

Nokia OYJ	6,723	30,188
Nokian Renkaat OYJ	135	5,064
Orion OYJ(Class A Stock)	38	1,761
Orion OYJ(Class B Stock)	117	5,446
Outokumpu OYJ*	333	2,980
Sampo OYJ(Class A Stock)	554	25,655
Stora Enso OYJ(Class R Stock)	676	7,671
UPM-Kymmene OYJ	626	14,198
Wartsila OYJ Abp	183	9,190

		160,064

France — 8.8%
Accor SA	291	11,793
Aeroports de Paris	34	3,773
Air France-KLM*	263	1,390
Air Liquide SA	453	48,908
Airbus SE	652	44,196
Alstom SA*	184	5,221
Altarea SCA, REIT	3	567
Altran Technologies SA*	151	2,234
Amundi SA	46	2,523
Areva SA*	110	537
Arkema SA	87	8,592
Atos SE	104	11,065
AXA SA	2,266	55,692
BioMerieux	16	2,531
BNP Paribas SA	1,160	74,208
Bollore SA	1,154	4,615
Bouygues SA	227	8,248
Bureau Veritas SA	303	5,934
Capgemini SA	187	15,225
Carrefour SA	676	16,537
Casino Guichard Perrachon SA	68	3,667
Christian Dior SE	61	13,095
Cie de Saint-Gobain	534	26,239
Cie Plastic Omnium SA	67	2,273
CNP Assurances	194	3,646
Credit Agricole SA	1,322	17,545
Criteo SA, ADR*	68	3,065
Danone SA	718	45,011
Dassault Aviation SA	2	2,305
Dassault Systemes SE	149	11,535
Edenred	233	5,080
Eiffage SA	66	4,745
Electricite de France SA	332	3,273
Elior Group	118	2,640
Engie SA	1,673	20,030
Essilor International SA	234	27,452
Euler Hermes Group	15	1,354
Eurazeo SA	50	3,080
Eutelsat Communications SA	193	3,292
Faurecia	86	3,737
Fimalac	5	598
Financiere de L’Odet	1	875
Fonciere Des Regions, REIT	38	3,167
Gecina SA, REIT	47	6,061
Groupe Eurotunnel SE	541	5,032
Havas SA	196	1,763
ICADE, REIT	36	2,552
Iliad SA	28	5,988

Imerys SA	38	3,052
Ingenico Group SA	64	5,397
Ipsen SA	40	3,099
JCDecaux SA	87	2,785
Kering	88	20,948
Klepierre, REIT	241	9,152
Korian SA	52	1,491
L’Oreal SA	279	50,727
Legrand SA	312	18,121
LVMH Moet Hennessy Louis Vuitton SE	295	59,450
Mercialys SA, REIT	55	1,077
Metropole Television SA	77	1,514
Natixis SA	1,099	6,512
Nexity SA*	40	1,965
Orange SA	2,243	34,821
Orpea	47	3,829
Pernod Ricard SA	250	29,244
Peugeot SA*	457	8,505
Publicis Groupe SA	242	16,625
Remy Cointreau SA	26	2,364
Renault SA	202	18,189
Rexel SA	353	6,157
Safran SA	348	23,590
Sanofi	1,329	106,821
Sartorius Stedim Biotech	28	1,694
Schneider Electric SE	650	46,510
SCOR SE	185	6,261
SEB SA	29	3,647
SFR Group SA*	108	3,138
Societe BIC SA	32	4,184
Societe Fonciere Lyonnaise SA, REIT	13	679
Societe Generale SA	862	42,141
Sodexo SA	108	11,943
Somfy SA	2	862
Sopra Steria Group	19	2,203
SPIE SA	78	1,769
Suez	380	5,756
Technicolor SA	452	1,938
Teleperformance	66	7,065
Television Francaise 1	122	1,344
Thales SA	123	11,539
TOTAL SA	2,486	125,780
Ubisoft Entertainment SA*	94	3,091
Unibail-Rodamco SE, REIT	116	26,733
Valeo SA	274	16,747
Veolia Environnement SA	548	9,334
Vicat SA	19	1,154
Vinci SA	589	41,287
Vivendi SA	1,297	23,782
Wendel SA	32	3,787
Worldline SA/France*	46	1,241
Zodiac Aerospace	239	7,264

		1,401,197

Germany — 8.5%
adidas AG	235	37,084
Allianz SE	541	91,951
Aurubis AG	40	2,357
Axel Springer SE	57	3,005
BASF SE	1,086	104,836

Bayer AG	973	108,081
Bayerische Motoren Werke AG	382	34,881
Beiersdorf AG	130	11,534
Bilfinger SE*	38	1,579
Brenntag AG	182	10,588
Carl Zeiss Meditec AG	33	1,234
Commerzbank AG	1,223	10,637
Continental AG	127	24,862
Covestro AG	85	6,397
CTS Eventim AG & Co. KGaA	56	1,947
Daimler AG	1,134	85,285
Deutsche Bank AG*	1,622	32,393
Deutsche Boerse AG*	220	20,300
Deutsche Lufthansa AG	272	3,634
Deutsche Post AG	1,118	37,526
Deutsche Telekom AG	3,724	65,196
Deutsche Wohnen AG	396	12,917
DMG Mori AG	22	1,064
Duerr AG	29	2,516
E.ON SE	2,205	16,985
Evonik Industries AG	153	4,967
Fielmann AG	28	1,957
Fraport AG Frankfurt Airport Services Worldwide	43	2,573
Freenet AG	151	4,540
Fresenius Medical Care AG & Co. KGaA	251	20,488
Fresenius SE & Co. KGaA	439	34,745
FUCHS PETROLUB SE	38	1,604
GEA Group AG	208	8,619
GRENKE AG	10	1,674
Hannover Rueck SE	71	7,821
Hapag-Lloyd AG*	31	959
HeidelbergCement AG	181	17,485
Hella KGaA Hueck & Co.	36	1,471
Henkel AG & Co. KGaA	138	14,562
HOCHTIEF AG	24	3,421
HUGO BOSS AG	80	5,140
Infineon Technologies AG	1,319	24,271
Innogy SE*	123	4,207
K+S AG	225	5,716
KION Group AG	79	4,815
Krones AG	18	1,840
LANXESS AG	108	7,859
LEG Immobilien AG*	74	5,821
Linde AG	218	35,452
MAN SE	41	4,251
Merck KGaA	152	16,771
METRO AG	194	6,639
MTU Aero Engines AG	59	7,068
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	172	32,389
Nordex SE*	73	1,543
OSRAM Licht AG	99	5,747
ProSiebenSat.1 Media SE	251	10,678
Puma SE	2	609
Rational AG	4	1,816
Rheinmetall AG	50	3,837
RHOEN-KLINIKUM AG	40	1,096
RWE AG*	569	7,576
Salzgitter AG	45	1,727
SAP SE	1,051	96,115
Scout24 AG*	48	1,712

Siemens AG*	940	121,598
Software AG	58	2,092
STADA Arzneimittel AG	73	3,760
Stroeer SE & Co. KGaA	30	1,478
Suedzucker AG	106	2,804
Symrise AG	143	8,610
Talanx AG	44	1,514
Telefonica Deutschland Holding AG	805	3,367
thyssenkrupp AG	412	10,437
Uniper SE*	220	3,134
United Internet AG	139	5,825
Volkswagen AG	35	5,607
Vonovia SE	548	17,954
Wacker Chemie AG	17	2,055
Wirecard AG	137	6,652
Zalando SE*	124	4,904

		1,352,161

Hong Kong — 3.4%
AIA Group Ltd.	14,200	87,917
ASM Pacific Technology Ltd.	300	3,647
Bank of East Asia Ltd. (The)	1,400	5,963
BOC Hong Kong Holdings Ltd.	4,400	17,591
Brightoil Petroleum Holdings Ltd.*	3,000	925
Cathay Pacific Airways Ltd.	1,000	1,354
Champion REIT, REIT	2,000	1,080
Cheung Kong Infrastructure Holdings Ltd.	1,000	8,042
Cheung Kong Property Holdings Ltd.	3,500	23,005
Chinese Estates Holdings Ltd.	500	787
Chow Tai Fook Jewellery Group Ltd.	1,200	1,020
CK Hutchison Holdings Ltd.	3,500	41,948
CLP Holdings Ltd.	2,000	19,521
CP Pokphand Co. Ltd.	6,000	702
Dah Sing Banking Group Ltd.	400	780
Dairy Farm International Holdings Ltd.	400	3,352
First Pacific Co. Ltd.	2,000	1,516
Galaxy Entertainment Group Ltd.	3,000	14,250
Genting Hong Kong Ltd.*	2,000	600
Haitong International Securities Group Ltd.	2,000	1,118
Hang Lung Group Ltd.	1,000	3,835
Hang Lung Properties Ltd.	3,000	7,383
Hang Seng Bank Ltd.	900	18,345
Henderson Land Development Co. Ltd.	1,000	5,520
HK Electric Investments & HK Electric Investments Ltd.	2,500	2,087
Hong Kong & China Gas Co. Ltd.	9,000	16,945
Hong Kong Exchanges & Clearing Ltd.	1,400	33,862
Hongkong & Shanghai Hotels Ltd. (The)	1,000	1,112
Hongkong Land Holdings Ltd.	1,400	9,450
Hopewell Holdings Ltd.	500	1,785
Hutchison Port Holdings Trust, UTS	6,100	2,592
Hysan Development Co. Ltd.	1,000	4,557
Jardine Matheson Holdings Ltd.	300	18,516
Jardine Strategic Holdings Ltd.	300	11,421
Johnson Electric Holdings Ltd.	500	1,330
Kerry Logistics Network Ltd.	500	645
Kerry Properties Ltd.	500	1,415
Kingston Financial Group Ltd.	4,000	1,765
Li & Fung Ltd.	6,000	2,602
Lifestyle International Holdings Ltd.	500	641
Link REIT, REIT	2,500	17,084

Melco Crown Entertainment Ltd., ADR	203	3,418
Melco International Development Ltd.	1,000	1,509
MTR Corp. Ltd.	1,500	7,620
New World Development Co. Ltd.	7,000	8,077
NWS Holdings Ltd.	2,000	3,594
PCCW Ltd.	5,000	3,035
Power Assets Holdings Ltd.	1,500	14,373
Sands China Ltd.	2,800	12,320
Shangri-La Asia Ltd.	2,000	2,225
Sino Land Co. Ltd.	4,000	6,609
SJM Holdings Ltd.	2,000	1,589
Sun Art Retail Group Ltd.	2,500	2,517
Sun Hung Kai Properties Ltd.	2,000	27,522
Swire Pacific Ltd.(Class A Stock)	500	5,094
Swire Properties Ltd.	1,400	3,939
Techtronic Industries Co. Ltd.	1,500	5,188
Value Partners Group Ltd.	1,000	858
VTech Holdings Ltd.	200	2,483
WH Group Ltd.	6,000	4,557
Wharf Holdings Ltd. (The)	2,000	14,997
Wheelock & Co. Ltd.	1,000	6,078
Xinyi Glass Holdings Ltd.*	2,000	1,799
Yue Yuen Industrial Holdings Ltd.	1,000	3,656

		541,067

Ireland — 0.7%
AerCap Holdings NV*	199	8,810
Bank of Ireland*	32,360	8,694
CRH PLC	958	33,229
Experian PLC	1,129	21,803
Glanbia PLC	220	3,716
James Hardie Industries PLC, CDI	524	8,230
Kerry Group PLC(Class A Stock)	171	12,023
Kingspan Group PLC	171	4,983
Paddy Power Betfair PLC	92	9,620
Smurfit Kappa Group PLC	276	7,275

		118,383

Isle of Man
Paysafe Group PLC*	556	2,680

Israel — 0.6%
Azrieli Group Ltd.	36	1,643
Bank Hapoalim BM	1,174	7,094
Bank Leumi Le-Israel BM*	1,627	6,729
Bezeq The Israeli Telecommunication Corp. Ltd.	2,245	3,922
Check Point Software Technologies Ltd.*	151	14,914
Delek Energy Systems Ltd.*	1	581
Delek Group Ltd.	5	1,080
Elbit Systems Ltd.	26	2,865
Frutarom Industries Ltd.	43	2,272
Israel Chemicals Ltd.	598	2,748
Mizrahi Tefahot Bank Ltd.	151	2,326
Nice Ltd.	67	4,689
Teva Pharmaceutical Industries Ltd.	1,188	39,118

		89,981

Italy — 2.0%
A2A SpA	1,724	2,303
ACEA SpA	53	649

Assicurazioni Generali SpA	1,483	23,664
Atlantia SpA	561	12,785
Autogrill SpA	148	1,302
Azimut Holding SpA	153	2,753
Banca Generali SpA	68	1,735
Banca Mediolanum SpA	302	2,317
Banca Monte dei Paschi di Siena SpA*(a)	31	435
Banco BPM SpA	1,763	5,005
BPER Banca	562	3,196
Brembo SpA	32	2,050
Buzzi Unicem SpA	73	1,800
Buzzi Unicem SpA(Savings Share)	53	704
Credito Emiliano SpA	104	676
Davide Campari-Milano SpA	329	3,300
De’ Longhi SpA	64	1,598
DiaSorin SpA	25	1,493
Enel SpA	8,961	37,463
Eni SpA	2,851	43,837
Ferrari NV	140	8,727
FinecoBank Banca Fineco SpA	246	1,465
Hera SpA	860	2,008
Infrastrutture Wireless Italiane SpA	282	1,336
Intesa Sanpaolo SpA	18,633	43,767
Intesa Sanpaolo SpA(Savings Share)	1,097	2,427
Italgas SpA*	576	2,189
Leonardo SpA*	448	5,772
Luxottica Group SpA	206	11,061
Mediaset SpA	839	3,594
Mediobanca SpA	653	5,622
Moncler SpA	154	2,960
Parmalat SpA	289	933
Poste Italiane SpA	542	3,411
PRADA SpA	600	2,486
Prysmian SpA	233	6,061
Recordati SpA	111	3,161
Saipem SpA*	7,968	4,091
Salvatore Ferragamo SpA	32	846
Snam SpA	2,880	10,962
Telecom Italia SpA*	11,489	9,880
Telecom Italia SpA(Savings Share)*	7,089	5,061
Terna Rete Elettrica Nazionale SpA	1,679	7,364
Tod’s SpA	18	1,300
UniCredit SpA	575	15,696
Unione di Banche Italiane SpA	1,059	3,693
Unipol Gruppo Finanziario SpA	448	1,657
UnipolSai SpA	1,146	2,390
Yoox Net-A-Porter Group SpA*	60	1,505

		320,490

Japan — 21.5%
Acom Co. Ltd.*	700	3,011
Activia Properties, Inc., REIT	1	4,892
Advance Residence Investment Corp., REIT	1	2,641
Advantest Corp.	200	3,732
Aeon Co. Ltd.	800	11,562
AEON Financial Service Co. Ltd.	100	1,790
Aeon Mall Co. Ltd.	100	1,449
Aisin Seiki Co. Ltd.	200	9,149
Ajinomoto Co., Inc.	500	9,869
Alfresa Holdings Corp.	200	3,292

Alps Electric Co. Ltd.	200	5,327
Amada Holdings Co. Ltd.	400	4,701
ANA Holdings, Inc.	1,000	2,970
Aozora Bank Ltd.	1,000	3,642
Asahi Glass Co. Ltd.	1,000	7,430
Asahi Group Holdings Ltd.	400	14,076
Asahi Intecc Co. Ltd.	100	4,070
Asahi Kasei Corp.	1,400	13,057
Asics Corp.	200	3,896
Astellas Pharma, Inc.	2,200	29,528
Bandai Namco Holdings, Inc.	200	5,508
Benesse Holdings, Inc.	100	2,911
Bridgestone Corp.	800	29,341
Brother Industries Ltd.	300	5,537
Calbee, Inc.	100	3,255
Canon Marketing Japan, Inc.	100	1,909
Canon, Inc.	1,000	29,586
Casio Computer Co. Ltd.	200	2,763
Central Japan Railway Co.	200	32,317
Chiba Bank Ltd. (The)	1,000	6,541
Chubu Electric Power Co., Inc.	700	9,345
Chugai Pharmaceutical Co. Ltd.	200	5,878
Chugoku Bank Ltd. (The)	200	2,942
Chugoku Electric Power Co., Inc. (The)	300	3,378
Citizen Watch Co. Ltd.	300	1,863
Coca-Cola West Co. Ltd.	100	2,903
Concordia Financial Group Ltd.	1,000	5,274
Credit Saison Co. Ltd.	200	3,644
CyberAgent, Inc.	100	2,478
CYBERDYNE, Inc.*	100	1,411
Dai Nippon Printing Co. Ltd.	800	8,139
Dai-ichi Life Holdings, Inc.	1,200	21,755
Daicel Corp.	300	3,317
Daiichi Sankyo Co. Ltd.	600	13,424
Daikin Industries Ltd.	300	29,779
Daito Trust Construction Co. Ltd.	100	13,980
Daiwa House Industry Co. Ltd.	600	16,249
Daiwa Securities Group, Inc.	2,000	12,753
DeNA Co. Ltd.	100	2,234
Denso Corp.	500	21,652
Dentsu, Inc.	300	13,866
Disco Corp.	20	2,554
Don Quijote Holdings Co. Ltd.	200	7,259
East Japan Railway Co.	340	30,789
Eisai Co. Ltd.	300	16,536
Electric Power Development Co. Ltd.	200	4,649
Ezaki Glico Co. Ltd.	100	4,578
FamilyMart UNY Holdings Co. Ltd.	100	6,336
FANUC Corp.	200	39,265
Fast Retailing Co. Ltd.	60	18,871
Fuji Electric Co. Ltd.	1,000	5,924
Fuji Heavy Industries Ltd.	650	26,010
FUJIFILM Holdings Corp.	500	19,363
Fujitsu Ltd.	2,000	11,624
Fukuoka Financial Group, Inc.	1,000	4,414
GLP J-Reit, REIT	3	3,450
GungHo Online Entertainment, Inc.	500	1,086
Gunma Bank Ltd. (The)	300	1,636
Hachijuni Bank Ltd. (The)	400	2,354
Hakuhodo DY Holdings, Inc.	300	3,691

Hamamatsu Photonics KK	200	5,776
Hankyu Hanshin Holdings, Inc.	300	10,179
Haseko Corp.	300	3,306
Hino Motors Ltd.	300	3,165
Hirose Electric Co. Ltd.	20	2,604
Hiroshima Bank Ltd. (The)	1,000	4,672
Hisamitsu Pharmaceutical Co., Inc.	100	5,220
Hitachi Capital Corp.	100	2,567
Hitachi Chemical Co. Ltd.	150	4,259
Hitachi Construction Machinery Co. Ltd.	100	2,300
Hitachi High-Technologies Corp.	100	4,283
Hitachi Ltd.	5,400	30,917
Hitachi Metals Ltd.	200	2,773
Hokuriku Electric Power Co.	200	2,015
Honda Motor Co. Ltd.	1,800	53,566
Hoshizaki Corp.	100	8,149
Hoya Corp.	500	21,793
Hulic Co. Ltd.	400	3,900
Ibiden Co. Ltd.	100	1,422
Idemitsu Kosan Co. Ltd.	150	4,638
IHI Corp.*	2,000	5,386
Iida Group Holdings Co. Ltd.	200	3,743
Inpex Corp.	1,100	10,794
Isetan Mitsukoshi Holdings Ltd.	400	4,679
Isuzu Motors Ltd.	600	8,051
Ito En Ltd.	30	997
ITOCHU Corp.	1,500	20,664
Itochu Techno-Solutions Corp.	100	2,690
Iyo Bank Ltd. (The)	200	1,342
J Front Retailing Co. Ltd.	200	2,886
Japan Airport Terminal Co. Ltd.	100	3,575
Japan Exchange Group, Inc.	600	8,918
Japan Hotel REIT Investment Corp., REIT	4	2,804
Japan Post Bank Co. Ltd.	500	6,074
Japan Post Holdings Co. Ltd.	500	6,278
Japan Post Insurance Co. Ltd.	100	2,282
Japan Prime Realty Investment Corp., REIT	1	4,013
Japan Real Estate Investment Corp., REIT	2	11,365
Japan Retail Fund Investment Corp., REIT	3	6,414
Japan Tobacco, Inc.	1,200	38,707
JFE Holdings, Inc.	500	8,752
JGC Corp.	300	5,208
JSR Corp.	300	5,142
JTEKT Corp.	200	3,285
JX Holdings, Inc.	2,400	11,318
Kajima Corp.	1,100	7,667
Kakaku.com, Inc.	200	3,621
Kansai Electric Power Co., Inc. (The)*	800	8,549
Kansai Paint Co. Ltd.	200	3,885
Kao Corp.	600	29,691
Kawasaki Heavy Industries Ltd.	2,000	6,258
KDDI Corp.	2,000	53,737
Keihan Holdings Co. Ltd.	800	5,329
Keikyu Corp.	400	4,691
Keio Corp.	800	6,576
Keisei Electric Railway Co. Ltd.	50	1,184
Kewpie Corp.	100	2,500
Keyence Corp.	100	38,837
Kikkoman Corp.	150	4,722
Kintetsu Group Holdings Co. Ltd.	2,000	7,688

Kirin Holdings Co. Ltd.	900	14,747
Kobayashi Pharmaceutical Co. Ltd.	100	4,457
Kobe Steel Ltd.*	200	1,945
Koito Manufacturing Co. Ltd.	100	5,305
Komatsu Ltd.	1,000	23,679
Konami Holdings Corp.	100	3,999
Konica Minolta, Inc.	500	5,180
Kubota Corp.	1,200	19,077
Kuraray Co. Ltd.	400	6,340
Kurita Water Industries Ltd.	100	2,372
Kyocera Corp.	400	20,824
Kyowa Hakko Kirin Co. Ltd.	300	4,062
Kyushu Electric Power Co., Inc.*	400	4,465
Kyushu Railway Co.*	50	1,357
Lawson, Inc.	100	7,299
Lion Corp.	100	1,739
LIXIL Group Corp.	300	7,005
M3, Inc.	200	5,373
Mabuchi Motor Co. Ltd.	100	5,140
Makita Corp.	100	6,946
Marubeni Corp.	1,700	10,344
Marui Group Co. Ltd.	300	4,290
Maruichi Steel Tube Ltd.	100	3,353
Matsumotokiyoshi Holdings Co. Ltd.	30	1,491
Mazda Motor Corp.	600	8,830
McDonald’s Holdings Co. Japan Ltd.	100	2,629
Medipal Holdings Corp.	200	3,241
MEIJI Holdings Co. Ltd.	130	10,069
MINEBEA MITSUMI, Inc.	400	3,976
MISUMI Group, Inc.	400	7,473
Mitsubishi Chemical Holdings Corp.	1,400	9,765
Mitsubishi Corp.	1,600	36,144
Mitsubishi Electric Corp.	2,000	30,437
Mitsubishi Estate Co. Ltd.	1,200	22,841
Mitsubishi Gas Chemical Co., Inc.	50	959
Mitsubishi Heavy Industries Ltd.	4,000	17,969
Mitsubishi Materials Corp.	100	3,412
Mitsubishi Motors Corp.	1,100	5,959
Mitsubishi Tanabe Pharma Corp.	200	4,011
Mitsubishi UFJ Financial Group, Inc.	14,800	94,772
Mitsubishi UFJ Lease & Finance Co. Ltd.	500	2,665
Mitsui & Co. Ltd.	1,900	27,884
Mitsui Chemicals, Inc.	1,200	5,643
Mitsui Fudosan Co. Ltd.	1,000	23,087
Mitsui OSK Lines Ltd.	1,000	3,178
Mixi, Inc.	100	4,339
Mizuho Financial Group, Inc.	27,900	51,771
MonotaRO Co. Ltd.	100	2,625
MS&AD Insurance Group Holdings, Inc.	500	16,727
Murata Manufacturing Co. Ltd.	200	26,937
Nabtesco Corp.	100	2,608
Nagoya Railroad Co. Ltd.	1,000	4,923
Nankai Electric Railway Co. Ltd.	1,000	4,946
NEC Corp.	3,000	6,924
Nexon Co. Ltd.	200	3,045
NGK Insulators Ltd.	300	5,882
NGK Spark Plug Co. Ltd.	200	4,505
NH Foods Ltd.	100	2,722
NHK Spring Co. Ltd.	200	2,015
Nidec Corp.	240	22,534

Nikon Corp.	400	6,456
Nintendo Co. Ltd.	120	24,562
Nippon Building Fund, Inc., REIT	2	11,486
Nippon Express Co. Ltd.	1,000	5,290
Nippon Paint Holdings Co. Ltd.	100	2,917
Nippon Prologis REIT, Inc., REIT	2	4,179
Nippon Shinyaku Co. Ltd.	20	1,040
Nippon Steel & Sumitomo Metal Corp.	800	19,326
Nippon Telegraph & Telephone Corp.	720	31,804
Nippon Yusen KK	2,000	4,229
Nissan Chemical Industries Ltd.	100	3,571
Nissan Motor Co. Ltd.	2,400	23,744
Nisshin Seifun Group, Inc.	200	3,042
Nissin Foods Holdings Co. Ltd.	100	5,277
Nitori Holdings Co. Ltd.	100	11,207
Nitto Denko Corp.	200	15,825
NOK Corp.	100	2,032
Nomura Holdings, Inc.	4,200	26,035
Nomura Real Estate Holdings, Inc.	100	1,720
Nomura Real Estate Master Fund, Inc., REIT	5	7,790
Nomura Research Institute Ltd.	110	3,759
NSK Ltd.	500	6,070
NTT Data Corp.	150	7,560
NTT DOCOMO, Inc.	1,500	35,865
NTT Urban Development Corp.	100	880
Obayashi Corp.	700	6,668
Obic Co. Ltd.	100	4,800
Odakyu Electric Railway Co. Ltd.	200	3,961
Oji Holdings Corp.	1,000	4,426
Olympus Corp.	320	11,070
Omron Corp.	200	8,206
Ono Pharmaceutical Co. Ltd.	500	10,258
Orient Corp.*	400	731
Oriental Land Co. Ltd.	240	13,152
ORIX Corp.	1,500	22,631
Orix JREIT, Inc., REIT	3	4,907
Osaka Gas Co. Ltd.	2,000	7,497
Otsuka Corp.	100	5,146
Otsuka Holdings Co. Ltd.	450	20,731
Panasonic Corp.	2,300	23,931
Park24 Co. Ltd.	100	2,760
Pigeon Corp.	100	2,717
Rakuten, Inc.	1,000	9,982
Recruit Holdings Co. Ltd.	300	13,133
Renesas Electronics Corp.*	200	1,799
Resona Holdings, Inc.	2,400	12,994
Ricoh Co. Ltd.	800	7,137
Rohm Co. Ltd.	100	6,395
Ryohin Keikaku Co. Ltd.	20	3,749
Sankyo Co. Ltd.	100	3,339
Santen Pharmaceutical Co. Ltd.	400	5,026
SBI Holdings, Inc.	200	2,761
SCSK Corp.	100	3,754
Secom Co. Ltd.	240	17,356
Sega Sammy Holdings, Inc.	200	3,140
Seibu Holdings, Inc.	300	5,055
Seiko Epson Corp.	300	6,180
Sekisui Chemical Co. Ltd.	450	7,343
Sekisui House Ltd.	700	11,323
Seven & i Holdings Co. Ltd.	950	37,932

Seven Bank Ltd.	600	1,719
Sharp Corp.*	1,000	2,704
Shikoku Electric Power Co., Inc.	200	1,925
Shimadzu Corp.	100	1,688
Shimamura Co. Ltd.	10	1,311
Shimano, Inc.	100	15,769
Shimizu Corp.	1,000	9,191
Shin-Etsu Chemical Co. Ltd.	400	34,508
Shinsei Bank Ltd.	2,000	3,440
Shionogi & Co. Ltd.	300	14,449
Shiseido Co. Ltd.	400	11,180
Shizuoka Bank Ltd. (The)	300	2,610
Showa Shell Sekiyu KK	200	1,961
SMC Corp.	74	20,200
SoftBank Group Corp.	950	73,188
Sohgo Security Services Co. Ltd.	100	3,763
Sojitz Corp.	1,500	3,866
Sompo Holdings, Inc.	400	14,484
Sony Corp.	1,500	45,417
Sony Financial Holdings, Inc.	300	5,024
Square Enix Holdings Co. Ltd.	200	5,733
Stanley Electric Co. Ltd.	100	2,817
Start Today Co. Ltd.	200	3,767
Sumco Corp.	280	4,378
Sumitomo Chemical Co. Ltd.	2,000	10,656
Sumitomo Corp.	1,200	15,043
Sumitomo Dainippon Pharma Co. Ltd.	200	3,393
Sumitomo Electric Industries Ltd.	800	11,641
Sumitomo Heavy Industries Ltd.	1,000	6,875
Sumitomo Metal Mining Co. Ltd.	600	8,129
Sumitomo Mitsui Financial Group, Inc.	1,500	58,848
Sumitomo Mitsui Trust Holdings, Inc.	500	18,637
Sumitomo Realty & Development Co. Ltd.	500	13,526
Sumitomo Rubber Industries Ltd.	200	3,124
Sundrug Co. Ltd.	40	2,758
Suntory Beverage & Food Ltd.	100	4,255
Suruga Bank Ltd.	200	4,556
Suzuken Co. Ltd. Japan	100	3,301
Suzuki Motor Corp.	400	15,437
Sysmex Corp.	200	12,016
T&D Holdings, Inc.	700	10,370
Taiheiyo Cement Corp.	1,000	3,494
Taisei Corp.	1,000	7,104
Taisho Pharmaceutical Holdings Co. Ltd.	80	6,762
Taiyo Nippon Sanso Corp.	100	1,181
Takashimaya Co. Ltd.	400	3,445
Takeda Pharmaceutical Co. Ltd.	850	35,603
TDK Corp.	100	7,188
Teijin Ltd.	140	2,955
Temp Holdings Co. Ltd.	200	3,468
Terumo Corp.	300	11,098
THK Co. Ltd.	100	2,464
Tobu Railway Co. Ltd.	1,000	5,075
Toho Co. Ltd.	100	2,884
Toho Gas Co. Ltd.	200	1,496
Tohoku Electric Power Co., Inc.	500	6,104
Tokio Marine Holdings, Inc.	800	33,355
Tokyo Century Corp.	100	3,397
Tokyo Electric Power Co. Holdings, Inc.*	1,700	6,511
Tokyo Electron Ltd.	200	20,717

Tokyo Gas Co. Ltd.	2,000	8,876
Tokyo Tatemono Co. Ltd.	200	2,649
Tokyu Corp.	1,000	7,365
Tokyu Fudosan Holdings Corp.	500	2,923
TonenGeneral Sekiyu KK	200	2,352
Toppan Printing Co. Ltd.	800	7,853
Toray Industries, Inc.	1,920	16,625
Toshiba Corp.*	4,000	8,577
Tosoh Corp.	600	4,533
TOTO Ltd.	200	8,055
Toyo Seikan Group Holdings Ltd.	200	3,689
Toyo Suisan Kaisha Ltd.	100	3,568
Toyoda Gosei Co. Ltd.	100	2,409
Toyota Boshoku Corp.	100	2,217
Toyota Industries Corp.	200	9,652
Toyota Motor Corp.	2,550	148,290
Toyota Tsusho Corp.	200	5,501
Trend Micro, Inc.	100	3,881
Tsuruha Holdings, Inc.	20	1,880
Unicharm Corp.	400	9,009
United Urban Investment Corp., REIT	3	4,785
USS Co. Ltd.	300	5,265
West Japan Railway Co.	200	13,031
Yahoo Japan Corp.	1,400	5,876
Yakult Honsha Co. Ltd.	130	6,681
Yamada Denki Co. Ltd.	700	3,857
Yamaha Corp.	200	6,109
Yamaha Motor Co. Ltd.	300	6,240
Yamato Holdings Co. Ltd.	300	6,046
Yamazaki Baking Co. Ltd.	200	4,022
Yaskawa Electric Corp.	300	5,410
Yokogawa Electric Corp.	300	4,794
Yokohama Rubber Co. Ltd. (The)	100	1,759

		3,435,840

Luxembourg — 0.3%
APERAM SA	54	2,554
ArcelorMittal*	2,164	16,874
B&M European Value Retail SA	805	3,050
Eurofins Scientific SE	12	5,388
L’Occitane International SA	500	987
Millicom International Cellular SA, SDR	75	3,714
RTL Group SA	46	3,514
SES SA	349	6,786
Tenaris SA	555	9,722
Ternium SA, ADR	56	1,280

		53,869

Macau
MGM China Holdings Ltd.	800	1,554
Wynn Macau Ltd.	1,600	2,910

		4,464

Malta
Kindred Group PLC, SDR	192	1,620

Netherlands — 3.7%
Aalberts Industries NV	124	4,353
ABN AMRO Group NV, CVA	254	5,975
Aegon NV	2,237	12,159

Akzo Nobel NV	291	19,749
Altice NV(Class A Stock)*	453	9,945
Altice NV(Class B Stock)*	115	2,538
ASM International NV	55	2,712
ASML Holding NV	378	45,898
ASR Nederland NV*	64	1,757
Boskalis Westminster	97	3,589
Delta Lloyd NV	516	2,971
Euronext NV	55	2,433
EXOR NV	121	5,521
Gemalto NV	93	5,405
GrandVision NV	60	1,431
HAL Trust	25	4,793
Heineken Holding NV	115	8,079
Heineken NV	257	19,221
ING Groep NV	4,593	65,983
InterXion Holding NV*	81	3,113
Koninklijke Ahold Delhaize NV	1,497	31,892
Koninklijke DSM NV	206	13,133
Koninklijke KPN NV	3,654	10,527
Koninklijke Philips NV	1,088	31,925
Koninklijke Vopak NV	78	3,350
NN Group NV	392	13,883
NXP Semiconductors NV*	342	33,465
OCI NV*	114	2,152
Philips Lighting NV*	51	1,313
Randstad Holding NV	129	7,505
Royal Dutch Shell PLC(Class A Stock)	2,704	73,250
Royal Dutch Shell PLC(Class B Stock)	4,447	125,603
SBM Offshore NV	212	3,449
VimpelCom Ltd., ADR	223	943
Wolters Kluwer NV	347	13,270

		593,285

New Zealand — 0.2%
Auckland International Airport Ltd.	1,079	5,412
Contact Energy Ltd.	851	2,982
Fisher & Paykel Healthcare Corp. Ltd.	650	4,145
Fletcher Building Ltd.	806	6,210
Fonterra Co-operative Group Ltd., UTS	139	631
Mercury NZ Ltd.	742	1,672
Meridian Energy Ltd.	1,422	2,748
Ryman Healthcare Ltd.	477	3,049
Spark New Zealand Ltd.	2,138	5,509

		32,358

Norway — 0.6%
DNB ASA	1,259	21,003
Gjensidige Forsikring ASA	200	3,442
Kongsberg Gruppen ASA	58	957
Leroy Seafood Group ASA	29	1,615
Marine Harvest ASA*	439	7,751
Norsk Hydro ASA	1,574	8,979
Orkla ASA	918	8,565
Salmar ASA	58	1,642
Schibsted ASA(Class A Stock)	95	2,512
Schibsted ASA(Class B Stock)	105	2,614
Statoil ASA	1,125	20,978
Telenor ASA	817	12,951
Yara International ASA	207	8,728

		101,737

Portugal — 0.2%
Banco BPI SA*	478	585
Banco Comercial Portugues SA(Class R Stock)*	669	113
EDP - Energias de Portugal SA	2,710	7,881
Galp Energia SGPS SA	562	8,281
Jeronimo Martins SGPS SA	289	4,892
Navigator Co. SA (The)	241	878
NOS SGPS SA	260	1,464
Sonae SGPS SA*	758	652

		24,746

Russia — 0.1%
Evraz PLC*	348	979
X5 Retail Group NV, GDR, RegS*	120	4,026
Yandex NV(Class A Stock)*	282	6,525

		11,530

Singapore — 1.2%
Ascendas Real Estate Investment Trust, REIT	2,700	4,714
CapitaLand Commercial Trust, REIT	2,300	2,492
CapitaLand Ltd.	3,000	7,001
CapitaLand Mall Trust, REIT	3,000	4,122
City Developments Ltd.	700	4,595
ComfortDelGro Corp. Ltd.	2,500	4,278
DBS Group Holdings Ltd.	2,100	28,392
First Resources Ltd.	700	955
Genting Singapore PLC	7,100	4,897
Global Logistic Properties Ltd.	3,500	6,450
Great Eastern Holdings Ltd.	100	1,460
Jardine Cycle & Carriage Ltd.	100	2,932
Keppel Corp. Ltd.	1,700	7,460
Keppel REIT, REIT	2,000	1,432
Olam International Ltd.	800	1,127
Oversea-Chinese Banking Corp. Ltd.	3,800	25,345
SATS Ltd.	700	2,623
Sembcorp Industries Ltd.	1,100	2,457
Sembcorp Marine Ltd.	800	846
SIA Engineering Co. Ltd.	300	742
Singapore Airlines Ltd.	600	4,226
Singapore Exchange Ltd.	900	4,734
Singapore Post Ltd.	1,900	1,981
Singapore Press Holdings Ltd.	1,800	4,414
Singapore Technologies Engineering Ltd.	1,800	4,218
Singapore Telecommunications Ltd.	8,600	23,645
StarHub Ltd.	700	1,474
Suntec Real Estate Investment Trust, REIT	2,900	3,564
United Overseas Bank Ltd.	1,400	20,821
UOL Group Ltd.	500	2,265
Wilmar International Ltd.	1,900	5,229

		190,891

South Africa — 0.1%
Investec PLC	745	5,286
Mondi PLC	432	9,548

		14,834

Spain — 3.0%
Abertis Infraestructuras SA	664	9,515
Acciona SA	29	2,250
Acerinox SA	186	2,558
ACS Actividades de Construccion y Servicios SA	204	6,287
Aena SA	76	11,053
Almirall SA	67	1,080
Amadeus IT Group SA	483	22,344
Atresmedia Corp. de Medios de Co.municacion SA	103	1,172
Banco Bilbao Vizcaya Argentaria SA	7,584	51,576
Banco de Sabadell SA	5,621	8,486
Banco Popular Espanol SA	4,008	4,150
Banco Santander SA	17,139	95,754
Bankia SA	5,419	5,729
Bankinter SA	811	6,528
Bolsas y Mercados Espanoles SHMSF SA	88	2,778
CaixaBank SA	3,138	11,502
Cellnex Telecom SA	180	2,563
Cia de Distribucion Integral Logista Holdings SA	42	1,015
Corp Financiera Alba SA	16	749
Distribuidora Internacional de Alimentacion SA	696	3,684
Ebro Foods SA	77	1,589
EDP Renovaveis SA	236	1,516
Enagas SA	267	6,557
Endesa SA	374	7,713
Ferrovial SA	572	10,383
Fomento de Construcciones y Contratas SA*	85	708
Gamesa Corp. Tecnologica SA	257	5,404
Gas Natural SDG SA	362	6,983
Grifols SA	391	8,394
Grupo Catalana Occidente SA	50	1,630
Iberdrola SA	6,782	42,836
Iberdrola SA- Interim*	150	948
Industria de Diseno Textil SA	1,247	41,246
Mapfre SA	1,195	3,623
Mediaset Espana Co.municacion SA	210	2,570
Melia Hotels International SA	111	1,428
Merlin Properties Socimi SA, REIT	501	5,612
Obrascon Huarte Lain SA	192	652
Prosegur Cia de Seguridad SA	298	1,878
Red Electrica Corp. SA	509	9,102
Repsol SA	1,339	19,846
Tecnicas Reunidas SA	39	1,549
Telefonica SA	5,311	51,385
Zardoya Otis SA	213	1,798

		486,123

Sweden — 3.0%
AAK AB	25	1,660
Ahlsell AB*	119	767
Alfa Laval AB	368	6,880
Assa Abloy AB(Class B Stock)	1,105	20,909
Atlas Copco AB(Class A Stock)	971	31,142
Atlas Copco AB(Class B Stock)	459	13,312
Autoliv, Inc.	104	12,029
Axfood AB	90	1,480
Axis Communications AB	40	1,647
BillerudKorsnas AB	206	3,432
Boliden AB	322	9,394

Castellum AB	297	4,091
Electrolux AB(Class B Stock)	283	7,525

Elekta AB(Class B Stock)	365	3,302
Fabege AB	160	2,724
Fastighets AB Balder(Class B Stock)*	97	1,985
Fingerprint Cards AB(Class B Stock)*	359	2,185
Getinge AB(Class B Stock)	230	3,716
Hennes & Mauritz AB(Class B Stock)	1,117	31,960
Hexagon AB(Class B Stock)	301	11,907
Hexpol AB	236	2,286
Holmen AB(Class B Stock)	29	1,061
Hufvudstaden AB(Class A Stock)	127	2,024
Husqvarna AB(Class B Stock)	440	3,685
ICA Gruppen AB	84	2,745
Investment AB Latour(Class B Stock)	37	1,419
L E Lundbergforetagen AB(Class B Stock)	50	3,217
Lifco AB(Class B Stock)	53	1,516
Lundin Petroleum AB*	199	4,295
Melker Schorling AB	12	749
Modern Times Group MTG AB(Class B Stock)	56	1,726
NCC AB(Class A Stock)	25	617
NCC AB(Class B Stock)	110	2,705
Nibe Industrier AB(Class B Stock)	397	3,274
Nordea Bank AB	3,737	45,114
Ratos AB(Class B Stock)	228	1,229
Saab AB(Class B Stock)	56	2,287
Sandvik AB	1,269	17,130
Securitas AB(Class B Stock)	409	6,513
Skandinaviska Enskilda Banken AB(Class A Stock)	1,710	19,208
Skanska AB(Class B Stock)	424	10,367
SKF AB(Class A Stock)	33	663
SKF AB(Class B Stock)	445	8,954
SSAB AB(Class A Stock)*	161	662
SSAB AB(Class B Stock)*	854	2,879
Svenska Cellulosa AB SCA(Class A Stock)	22	695
Svenska Cellulosa AB SCA(Class B Stock)	702	21,124
Svenska Handelsbanken AB(Class A Stock)	1,694	25,289
Svenska Handelsbanken AB(Class B Stock)	44	657
Swedbank AB(Class A Stock)	1,228	31,050
Swedish Match AB	220	7,162
Swedish Orphan Biovitrum AB*	177	2,265
Tele2 AB(Class B Stock)	393	3,465
Telefonaktiebolaget LM Ericsson(Class A Stock)	104	624
Telefonaktiebolaget LM Ericsson(Class B Stock)	3,506	20,750
Telia Co. AB	3,056	12,396
Trelleborg AB(Class B Stock)	285	5,912
Volvo AB(Class A Stock)	221	2,826
Volvo AB(Class B Stock)	1,909	24,431
Wallenstam AB(Class B Stock)	243	1,907

		478,925

Switzerland — 9.1%
ABB Ltd.*	2,320	55,288
Actelion Ltd.*	116	30,287
Adecco Group AG	190	13,595
Allreal Holding AG*	16	2,430
Alpiq Holding AG*	7	587
Aryzta AG*	99	2,727
Baloise Holding AG	55	7,082
Banque Cantonale Vaudoise	4	2,732
Barry Callebaut AG*	2	2,475
Basellandschaftliche Kantonalbank	1	926

Basler Kantonalbank	9	619
Berner Kantonalbank AG	5	923
Bucher Industries AG	8	2,171
Chocoladefabriken Lindt & Spruengli AG	2	11,101
Cie Financiere Richemont SA	601	46,806
Clariant AG*	334	6,260
Coca-Cola HBC AG*	230	5,257
Credit Suisse Group AG*	2,458	37,522
DKSH Holding AG	33	2,440
dormakaba Holding AG*	4	3,106
Dufry AG*	56	7,994
Emmi AG*	3	1,881
EMS-Chemie Holding AG	9	4,646
Flughafen Zuerich AG	26	5,113
Galenica AG	4	4,386
GAM Holding AG*	179	1,826
Geberit AG	46	19,660
Georg Fischer AG	5	4,121
Givaudan SA	11	19,831
Glencore PLC*	13,716	56,808
Helvetia Holding AG	8	4,527
IWG PLC	746	2,350
Julius Baer Group Ltd.*	257	12,082
Kuehne + Nagel International AG	59	8,073
LafargeHolcim Ltd.*	569	30,637
Lonza Group AG*	61	11,207
Luzerner Kantonalbank AG	4	1,656
Nestle SA	3,694	270,639
Novartis AG	2,678	197,710
OC Oerlikon Corp. AG*	226	2,564
Panalpina Welttransport Holding AG	12	1,484
Partners Group Holding AG	23	11,623
PSP Swiss Property AG	48	4,319
Roche Holding AG(TRQX)	32	7,712
Roche Holding AG(XBRN)	818	193,824
Schindler Holding AG(AQXE)	47	8,959
Schindler Holding AG(TRQX)	8	1,507
SFS Group AG*	17	1,495
SGS SA	6	12,731
Sika AG	2	10,510
Sonova Holding AG	61	8,077
St Galler Kantonalbank AG	3	1,214
STMicroelectronics NV	708	9,341
Straumann Holding AG	9	3,632
Sulzer AG	14	1,584
Sunrise Communications Group AG*	40	2,711
Swatch Group AG (The)(AQXE)	35	12,404
Swatch Group AG (The)(TRQX)	56	3,913
Swiss Life Holding AG*	38	11,536
Swiss Prime Site AG*	81	6,748
Swiss Re AG	422	39,435
Swisscom AG	27	11,911
Syngenta AG	108	45,901
Temenos Group AG*	68	4,945
UBS Group AG	4,132	67,151
Wolseley PLC	300	18,579
Zurich Insurance Group AG*	175	50,395

		1,455,686

United Kingdom — 16.1%
3i Group PLC	1,134	10,018
AA PLC	713	2,193
Aberdeen Asset Management PLC	1,088	3,601
Admiral Group PLC	233	5,220
Aggreko PLC	288	3,660
Amec Foster Wheeler PLC	460	2,572
Anglo American PLC*	1,537	26,495
Ashmore Group PLC	424	1,659
Ashtead Group PLC	592	12,002
ASOS PLC*	62	4,119
Associated British Foods PLC	410	12,355
AstraZeneca PLC	1,484	78,755
Auto Trader Group PLC	1,132	5,717
Aviva PLC	4,759	28,654
Babcock International Group PLC	591	6,656
BAE Systems PLC	3,721	27,330
Balfour Beatty PLC	810	2,643
Barclays PLC	19,700	54,674
Barratt Developments PLC	1,171	7,062
BBA Aviation PLC	1,221	4,306
Beazley PLC	592	3,028
Bellway PLC	144	4,513
Berendsen PLC	199	2,090
Berkeley Group Holdings PLC	146	5,157
Booker Group PLC	1,915	4,917
BP PLC	21,859	130,554
British American Tobacco PLC	2,203	135,987
British Land Co. PLC (The), REIT	1,205	8,857
Britvic PLC	290	2,286
BT Group PLC	9,844	37,752
BTG PLC*	449	3,025
Bunzl PLC	391	10,307
Burberry Group PLC	521	10,774
Capita PLC	779	4,915
Capital & Counties Properties PLC	837	2,872
Centrica PLC	6,431	18,206
Close Brothers Group PLC	170	3,109
CNH Industrial NV	1,079	9,586
Cobham PLC	1,981	3,390
Coca-Cola European Partners PLC	266	9,185
Compass Group PLC	1,938	34,491
ConvaTec Group PLC*	609	1,880
Croda International PLC	154	6,503
CYBG PLC*	970	3,305
Daily Mail & General Trust PLC(Class A)	338	2,952
DCC PLC	104	8,389
Derwent London PLC, REIT	117	3,640
Diageo PLC	2,963	82,306
Dialog Semiconductor PLC*	89	4,141
Direct Line Insurance Group PLC	1,617	7,244
Dixons Carphone PLC	1,170	4,667
Drax Group PLC	477	2,228
DS Smith PLC	1,105	6,177
Dunelm Group PLC	115	986
easyJet PLC	304	3,644
Essentra PLC	306	1,580
Fiat Chrysler Automobiles NV*	1,030	11,278
G4S PLC	1,825	5,880

GKN PLC	2,016	8,741
GlaxoSmithKline PLC	5,772	111,544

Great Portland Estates PLC, REIT	397	3,107
Greene King PLC	363	3,119
Halma PLC	443	5,161
Hammerson PLC, REIT	923	6,362
Hargreaves Lansdown PLC	257	4,390
Hays PLC	1,553	2,988
Henderson Group PLC	1,334	3,682
Hiscox Ltd.	326	4,219
Howden Joinery Group PLC	727	3,463
HSBC Holdings PLC	23,041	196,562
IG Group Holdings PLC	427	2,871
IMI PLC	321	4,723
Imperial Brands PLC	1,149	53,231
Inchcape PLC	465	4,209
Indivior PLC	853	3,185
Informa PLC	954	7,842
Inmarsat PLC	527	4,038
InterContinental Hotels Group PLC	231	10,727
Intermediate Capital Group PLC	321	2,803
International Consolidated Airlines Group SA	958	5,768
Intertek Group PLC	189	8,090
Intu Properties PLC, REIT	1,027	3,503
ITV PLC	4,404	11,301
J Sainsbury PLC	1,962	6,384
Jardine Lloyd Thompson Group PLC	143	1,856
JD Sports Fashion PLC	420	1,840
John Wood Group PLC	428	4,528
Johnson Matthey PLC	228	9,352
Jupiter Fund Management PLC	505	2,560
Just Eat PLC*	649	4,420
Kingfisher PLC	2,683	11,383
Land Securities Group PLC, REIT	925	11,593
Legal & General Group PLC	6,985	20,715
Liberty Global PLC(Class A Stock)*	299	10,908
Liberty Global PLC(Class C Stock)*	739	25,961
Liberty Global PLC LiLAC(Class A Stock)*	59	1,358
Liberty Global PLC LiLAC(Class C Stock)*	138	3,080
Lloyds Banking Group PLC	75,293	61,756
London Stock Exchange Group PLC	367	14,693
Man Group PLC	1,950	3,274
Manchester United PLC(Class A Stock)	38	580
Marks & Spencer Group PLC	1,907	8,083
Meggitt PLC	916	4,831
Merlin Entertainments PLC	800	4,810
Metro Bank PLC*	38	1,597
Micro Focus International PLC	233	6,303
Millennium & Copthorne Hotels PLC	132	718
Moneysupermarket.com Group PLC	630	2,616
National Grid PLC	4,510	52,827
NEX Group PLC	356	2,573
Next PLC	170	8,203
Ocado Group PLC*	510	1,601
Old Mutual PLC	5,795	15,217
Pearson PLC	967	7,539
Pennon Group PLC	484	4,839
Persimmon PLC	360	8,768
Petrofac Ltd.	299	3,462
Phoenix Group Holdings	462	4,386
Playtech PLC	263	2,748
Provident Financial PLC	168	5,785

Prudential PLC	3,002	58,175
Randgold Resources Ltd.	109	9,278
Reckitt Benckiser Group PLC	740	63,496
RELX NV	1,160	19,593
RELX PLC	1,316	23,622
Rentokil Initial PLC	2,129	6,135
Rightmove PLC	112	5,677
Rio Tinto Ltd.	499	25,314
Rio Tinto PLC	1,422	62,999
Rolls-Royce Holdings PLC*	1,947	16,399
Rotork PLC	1,015	3,270
Royal Bank of Scotland Group PLC*	3,812	10,679
Royal Mail PLC	1,070	5,557
RPC Group PLC	375	5,064
RSA Insurance Group PLC	1,195	8,652
Saga PLC	1,307	3,037
Sage Group PLC (The)	1,267	9,799
Schroders PLC(AQXE)	133	4,933
Schroders PLC(SGMX)	57	1,564
Segro PLC, REIT	975	5,664
Serco Group PLC*	1,279	2,323
Severn Trent PLC	277	7,940
Shaftesbury PLC, REIT	312	3,445
Sky PLC	1,234	15,591
Smith & Nephew PLC	1,055	15,783
Smiths Group PLC	461	8,738
Spectris PLC	139	4,230
Spirax-Sarco Engineering PLC	86	4,671
Sports Direct International PLC*	308	1,105
SSE PLC	1,184	22,258
St James’s Place PLC	610	8,252
Stagecoach Group PLC	496	1,310
Standard Chartered PLC*	3,157	30,915
Standard Life PLC	2,301	10,053
Subsea 7 SA*	297	4,041
TalkTalk Telecom Group PLC	606	1,195
Tate & Lyle PLC	540	4,564
Taylor Wimpey PLC	3,800	8,023
TechnipFMC PLC*	473	15,502
Tesco PLC*	9,555	23,473
Thomas Co.ok Group PLC*	1,681	1,847
Travis Perkins PLC	294	5,392
Tullow Oil PLC*	1,052	3,920
UBM PLC	459	4,079
Unilever NV, CVA	1,888	76,581
Unilever PLC	1,419	57,478
United Utilities Group PLC	802	9,288
Vodafone Group PLC	31,551	77,285
Weir Group PLC (The)	250	6,333
WH Smith PLC	132	2,714
Whitbread PLC	215	10,643
William Hill PLC	1,038	3,386
Wm Morrison Supermarkets PLC	2,546	7,590
Worldpay Group PLC	1,425	5,141
WPP PLC	1,525	35,493

		2,569,757

United States — 1.4%
Carnival PLC	215	11,502
Core Laboratories NV	49	5,724

Flex Ltd.*	645	10,107
ICON PLC*	63	5,296
IHS Markit Ltd.*	473	18,660
Jazz Pharmaceuticals PLC*	65	7,925
Mobileye NV*	207	8,893
Samsonite International SA	1,500	4,711
Seagate Technology PLC	345	15,577
Sensata Technologies Holding NV*	200	8,390
Shire PLC	1,071	59,629
STERIS PLC	100	7,083
Taro Pharmaceutical Industries Ltd.*	16	1,672
TE Connectivity Ltd.	435	32,342
Willis Towers Watson PLC	162	20,271

		217,782

TOTAL COMMON STOCKS (cost $14,442,542)		15,327,650

PREFERRED STOCKS — 0.6%
Germany — 0.5%
Bayerische Motoren Werke AG(PRFC)	64	4,808
FUCHS PETROLUB SE(PRFC)	82	3,755
Henkel AG & Co. KGaA(PRFC)	204	24,903
Jungheinrich AG(PRFC)	56	1,726
MAN SE(PRFC)	6	614
Porsche Automobil Holding SE(PRFC)	180	10,828
RWE AG(PRFC)	60	604
Sartorius AG(PRFC)	36	2,534
Schaeffler AG(PRFC)	88	1,427
Volkswagen AG(PRFC)	216	33,730

		84,929

Japan
Ito En Ltd.(PRFC)	100	1,760
Shinkin Central Bank(PRFC A)	1	2,054

		3,814

Spain — 0.1%
Grifols SA(PRFC B)	303	5,173

Sweden
Fastighets AB Balder(PRFC)	16	576

TOTAL PREFERRED STOCKS (cost $83,016)		94,492

UNAFFILIATED EXCHANGE TRADED FUND — 1.3%
United States
iShares MSCI EAFE ETF (cost $194,744)	3,400	202,742

				Units	Value
RIGHTS*
Spain
ACS, Actividades de Construccion y Servicios SA (cost $97)				204	$92

TOTAL LONG-TERM INVESTMENTS (cost $14,720,399)					15,624,976

SHORT-TERM INVESTMENTS 1.6%

				Shares
AFFILIATED MUTUAL FUNDS 1.5%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)				235,900	235,900
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund(b)				3	3

TOTAL AFFILIATED MUTUAL FUNDS (cost $235,903)					235,903

	Interest Rate		Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(d) 0.1%
U.S. Treasury Bills (cost $19,988)	0.484	%(c)	03/16/17	20	19,988

TOTAL SHORT-TERM INVESTMENTS (cost $255,891)					255,891

TOTAL INVESTMENTS 99.4% (cost $14,976,290)(e)					15,880,867
Other assets in excess of liabilities(f) 0.6%					101,538

NET ASSETS 100.0%					$15,982,405

The following abbreviations are used in the quarterly schedule of portfolio holdings:

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
AQXE	Aquis Exchange
ASX	Australian Securities Exchange
CDI	Chess Depository Interest
CVA	Certificate Van Aandelen (Bearer)
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
MSCI EAFE	Morgan Stanley Capital International Europe, Australasia and Far East
OTC	Over-the-counter
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SGMX	SIGMA X MTF

SDR	Swedish Depositary Receipt
STOXX	Stock Index of the Eurozone
TRQX	Turquoise Exchange
UTS	Unit Trust Security
XBRN	BX Worldcaps Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Indicates a security that has been deemed illiquid; the aggregate value of $435 is approximately 0.0 % of net assets.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(c)	Rate shown is the effective yield at purchase date.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$14,976,290

Appreciation	1,034,567
Depreciation	(129,990)

Net Unrealized Appreciation	$904,577

The book basis may differ from tax basis due to certain tax-related adjustments.

(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
3	Mini MSCI EAFE Index	Mar. 2017	$254,865	$259,260	$4,395
2	Euro STOXX 50 Index	Mar. 2017	69,261	69,822	561

					$4,956

A U.S. Treasury Obligation with a market value of $19,988 has been segregated with Morgan Stanley to cover requirements for open futures contracts at January 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$1,123,537	$—
Austria	—	41,172	—
Belgium	—	194,890	—
Chile	—	4,406	—
China	—	39,359	—

Denmark	—	264,816	—
Finland	—	160,064	—
France	3,065	1,398,132	—
Germany	—	1,352,161	—
Hong Kong	49,349	491,718	—
Ireland	8,810	109,573	—
Isle of Man	—	2,680	—
Israel	14,914	75,067	—
Italy	7,194	313,296	—
Japan	—	3,435,840	—
Luxembourg	1,280	52,589	—
Macau	—	4,464	—
Malta	—	1,620	—
Netherlands	37,521	555,764	—
New Zealand	—	32,358	—
Norway	—	101,737	—
Portugal	—	24,746	—
Russia	10,551	979	—
Singapore	—	190,891	—
South Africa	—	14,834	—
Spain	—	486,123	—
Sweden	12,796	466,129	—
Switzerland	—	1,455,686	—
United Kingdom	69,147	2,500,610	—
United States	141,940	75,842	—
Preferred Stocks
Germany	—	84,929	—
Japan	—	3,814	—
Spain	—	5,173	—
Sweden	—	576	—
Unaffiliated Exchange Traded Fund	202,742	—	—
Rights
Spain	92	—	—
Affiliated Mutual Funds	235,903	—	—
U.S. Treasury Obligation	—	19,988	—
Other Financial Instruments*
Futures Contracts	4,956	—	—

Total	$800,260	$15,085,563	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2017 were as follows:

Banks	11.8%
Pharmaceuticals	7.3
Insurance	5.5
Oil, Gas & Consumable Fuels	4.1
Chemicals	3.7
Automobiles	3.2
Food Products	3.0
Metals & Mining	2.9
Machinery	2.7
Capital Markets	2.5

Diversified Telecommunication Services	2.4
Real Estate Management & Development	2.1
Beverages	2.0
Equity Real Estate Investment Trusts (REITs)	1.8
Industrial Conglomerates	1.8
Food & Staples Retailing	1.7
Media	1.7
Textiles, Apparel & Luxury Goods	1.6
Wireless Telecommunication Services	1.6
Electric Utilities	1.6
Electronic Equipment, Instruments & Components	1.6
Personal Products	1.5
Affiliated Mutual Funds	1.5
Tobacco	1.5
Electrical Equipment	1.5
Hotels, Restaurants & Leisure	1.3

Software	1.3%
Trading Companies & Distributors	1.3
Exchange Traded Fund	1.3
Auto Components	1.2
Professional Services	1.1
Semiconductors & Semiconductor Equipment	1.1
Health Care Equipment & Supplies	1.1
Road & Rail	1.1
Biotechnology	1.1
Aerospace & Defense	1.0
Household Durables	1.0
Multi-Utilities	1.0
Specialty Retail	0.9
Construction & Engineering	0.9
Household Products	0.9
Building Products	0.8
IT Services	0.7
Construction Materials	0.7
Commercial Services & Supplies	0.7
Technology Hardware, Storage & Peripherals	0.6
Transportation Infrastructure	0.6
Health Care Providers & Services	0.6
Diversified Financial Services	0.6
Air Freight & Logistics	0.4
Gas Utilities	0.4
Energy Equipment & Services	0.3
Communications Equipment	0.3
Internet Software & Services	0.3
Multiline Retail	0.3
Containers & Packaging	0.3
Paper & Forest Products	0.2
Leisure Products	0.2
Marine	0.2
Airlines	0.2
Internet & Direct Marketing Retail	0.2
Water Utilities	0.1
Life Sciences Tools & Services	0.1
U.S. Treasury Obligation	0.1
Consumer Finance	0.1
Independent Power & Renewable Electricity Producers	0.1
Distributors	0.1

99.4
Other assets in excess of liabilities	0.6

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of January 31, 2017 categorized by risk exposure:

Derivative Fair Value at 1/31/17
Equity contracts	$5,048

Notes to Schedules of Investments (unaudited)

Securities Valuation: The Funds hold securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Funds may hold up to 15% of their net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date         March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date         March 22, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date         March 22, 2017

*	Print the name and title of each signing officer under his or her signature.